Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Research and development expenses	$ 5,109,808	$ 4,814,926	$ 474,020
Legal and other professional fees	2,394,343	1,105,446
Other expenses	691,598	304,194
Total accrued expenses	$ 8,195,749	$ 6,224,566	$ 474,020